Shareholders' equity (Schedule of Status of RSU) (Details) - RSUs	6 Months Ended
Jun. 30, 2025 $ / shares shares
Number of RSUs
Outstanding at the beginning of the year | shares	2,308,771
Granted | shares	1,499,350
Vested | shares	(588,849)
Forfeited | shares	(402,447)
Outstanding at the end of the year | shares	2,816,825
Weighted-average grant date fair value
Outstanding at the beginning of the year | $ / shares	$ 33.14
Granted | $ / shares	32.26
Vested | $ / shares	38.2
Forfeited | $ / shares	34.08
Outstanding at the end of the year | $ / shares	$ 31.44